SHARE BASED COMPENSATION (Yitel Option Plan, Assumptions Used to Estimate Fair Value of Share Options) (Details) (Yitel [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share (in US dollars per share)	0.17	0.13
Yitel Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Yitel Option Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)	1.31%	1.39%
Expected life (years)	3.75	4.25
Expected Volatility	41.00%	49.00%
Yitel Option Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)	1.97%	2.45%
Expected life (years)	7.00	7.00
Expected Volatility	46.00%	53.00%